Other Current Liabilities - Schedule of Other Current Liabilities (Details) - CNY (¥)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued payroll and employee-related costs		¥ 37,435,535	¥ 59,536,138
Payable for acquisition of property and equipment		75,330,611	116,595,550
Guarantee deposits		16,808,155	31,595,673
Accrued marketing expenses		7,528,051	14,484,257
Sundry taxes payable		10,435,265	10,932,318
Accrued professional service fees		10,733,915	19,885,878
Accrued offering costs	[1]	1,581,448	2,833,080
Accrued rental expenses		2,371,324	3,616,613
Other accrual expenses		28,982,559	32,236,341
Total other current liabilities		¥ 191,206,863	¥ 291,715,848

[1]	In August 2022, the Company entered into a professional services contract with a financial intermediary firm pursuant to which, the firm provided professional services to the Company in connection with Merger Transactions and the Company is obligated to pay a service fee of US$3,000,000. Under the agreement, the Company settled US$1,000,000 of the service fee in cash in October 2022 and has an option at its sole discretion to settle the remaining US$2,000,000 of the service fee in following year either in cash or by issuing 40,000 ordinary Shares of the Company when certain conditions were met upon the consummation of the Merger Transactions on September 28, 2022. The Company accounted for the option to settle such service fee in ordinary shares as a liability-settled share-based payment. The option is re-measured at fair value periodically until the settlement of payment. As of December 31, 2024, the fair value of options is US$200,000 (equivalent to RMB1,581,448).